Segmented Information	12 Months Ended
Dec. 31, 2025
Disclosure of entity's operating segments [Abstract]
Segmented Information

24	SEGMENTED INFORMATION
(a) Segment revenues and results
Operating results of operating segments are reviewed by the Company’s chief operating decision maker, being the Company’s Chief Executive Officer, to make decisions about resources to be allocated to the segments and to assess their performance. The Company considers its reportable operating segments to be its operating mines and significant development projects. During the third quarter of 2025, the Island Gold and Magino operating segments were combined to form a single operating segment following the publication of a new combined life of mine plan and continued consolidation of the Island Gold District's operations and reporting which integrated their milling operations and unified their revenue streams. The Company operates in two principal geographical areas - Canada, and Mexico. The Young-Davidson, Island Gold and Magino mines operate in Canada, and the Mulatos mine operates in Sonora, Mexico.
Significant information relating to the Company's reporting operating segments is as follows:

Year Ended December 31, 2025
	Young-Davidson	Island Gold District	Mulatos[1]	Corporate /other[2,3]	Total
Operating revenues	$534.1	$833.9	$485.8	(45.0)	$1,808.8
Cost of sales
Mining and processing	190.8	243.7	138.3	—	572.8
Royalties	8.0	14.1	4.9	—	27.0
Amortization	71.3	86.4	51.5	0.5	209.7
	270.1	344.2	194.7	0.5	809.5
Expenses
Exploration	3.4	5.8	7.4	9.7	26.3
Corporate and administrative	—	—	—	39.3	39.3
Share-based compensation	—	—	—	55.0	55.0
Reversal of impairment	—	—	—	(218.8)	(218.8)
Earnings (loss) from operations	$260.6	$483.9	$283.7	$69.3	$1,097.5
Finance income					6.4
Foreign exchange loss					(5.1)
Gain on sale of assets (Note 7)					231.0
Loss on commodity derivatives (Note 13)					(230.5)
Other loss					(9.6)
Earnings before income taxes					$1,089.7

Year Ended December 31, 2024
	Young-Davidson	Island Gold District	Mulatos[1]	Corporate/other[2]	Total
Operating revenues	$415.3	$444.3	$487.3	—	$1,346.9
Cost of sales
Mining and processing	178.4	143.5	197.0	—	518.9
Royalties	6.2	5.2	2.4	—	13.8
Amortization	77.3	57.4	83.7	—	218.4
	261.9	206.1	283.1	—	751.1
Expenses
Exploration	3.0	5.7	13.1	4.9	26.7
Corporate and administrative	—	—	—	32.6	32.6
Share-based compensation	—	—	—	31.7	31.7
Reversal of impairment	(57.1)	—	—	—	(57.1)
Earnings (loss) from operations	$207.5	$232.5	$191.1	($69.2)	$561.9
Finance expense					(3.8)
Foreign exchange gain					8.0
Loss on commodity derivatives					(24.2)
Other loss					(39.7)
Earnings before income taxes					$502.2
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances and exploration, development projects and mines in reclamation.
[3] Includes the impact on revenues of delivering ounces into the Company's gold sale prepayment arrangement (Note 14)
(b) Segment assets and liabilities

	Total Assets		Total liabilities
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Young-Davidson	$1,838.4	$1,758.6	$584.0	$459.8
Island Gold District	3,179.3	2,756.6	607.9	572.4
Mulatos [1]	697.2	540.9	164.6	160.4
Corporate/other [2]	669.7	280.0	582.3	559.3
Total assets and liabilities	$6,384.6	$5,336.1	$1,938.8	$1,751.9
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances, exploration and development projects and mines in reclamation